8. Accounts Payable and Accrued Liabilities Disclosure: Schedule of Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Tables/Schedules
Schedule of Accounts Payable and Accrued Liabilities
	June 30, 2024	June 30, 2023	June 30, 2022
	$	$	$
Trade payables	470,172	722,376	568,065
Accrued liabilities	219,772	301,758	614,384
	689,944	1,024,134	1,182,449